    As filed with the Securities and Exchange Commission on March 29, 2000

                                             Registration Nos. 2-92665; 811-4088
________________________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                       Post-Effective Amendment No. 37               [X]

                                      and

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                       [X]

                                 Amendment No. 39                    [X]

                             Excelsior Funds, Inc.

              (Exact Name of Registrant as Specified in Charter)

                               73 Tremont Street
                       Boston, Massachusetts  02108-3913
                   (Address of Principal Executive Offices)

                Registrant's Telephone Number:  (800) 446-1012

                            W. Bruce McConnel, III
                          Drinker Biddle & Reath LLP
                               One Logan Square
                           18/th/ and Cherry Streets
                    Philadelphia, Pennsylvania  19103-6996
                    (Name and Address of Agent for Service)

It is proposed that this post-effective amendment will become effective (check appropriate box)

[ ]  Immediately upon filing pursuant to paragraph (b)
[X]  on March 31, 2000 pursuant to paragraph (b)

[_]  60 days after filing pursuant to paragraph (a)(1)
[_]  on (date) pursuant to paragraph (a)(1)

[_]  75 days after filing pursuant to paragraph (a)(2)
---
[_]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          __________________________

Title of Securities Being Registered:  Shares of Common Stock

                             EXCELSIOR FUNDS, INC.

                                   FORM N-1A
                                   ---------


PART C.  OTHER INFORMATION

     Item 23.         Exhibits

               (a) (1) Articles of Incorporation of Registrant dated August 1, 1984 (4).

                      (2) Articles Supplementary of Registrant dated October 29, 1985 (4).

                      (3) Articles Supplementary of Registrant dated September 30, 1986 (4).

                      (4) Articles Supplementary of Registrant dated April 10, 1987 (4).

                      (5) Articles Supplementary of Registrant dated April 27, 1990 (4).

                      (6) Articles Supplementary of Registrant dated October 26, 1990 (4).

                      (7) Articles Supplementary of Registrant dated January 29, 1991 (4).

                      (8) Articles Supplementary of Registrant dated December 23, 1992 (4).

                      (9) Articles Supplementary of Registrant dated August 31, 1995 (1).

                      (10) Articles Supplementary of Registrant dated December 28, 1995 (1).

                      (11) Articles Supplementary of Registrant dated September 11, 1997 (3).

                      (12) Articles Supplementary of Registrant dated December 22, 1997 (4).

               (13)   Articles Supplementary of Registrant dated
               November 13, 1998 (5).

               (14)   Articles of Amendment of Registrant dated July 1,
               1999 (8).

               (15)   Articles Supplementary of Registrant dated January
               3,2000 (8).

               (16)   Form of Articles Supplementary of Registrant (9).

          (b)  (1)    Amended and Restated By-Laws of Registrant dated
               February 2, 1995 (3).

               (2) Amendment No. 1 to Amended and Restated By-Laws of Registrant dated May 16, 1997 (3).

          (c)  (1)    Articles VI, VII, VIII and X of Registrant's Articles
               of Incorporation dated August 1, 1984 (4).

               (2) Articles I, II, IV and VI of Registrant's Amended and Restated By-Laws dated February 2, 1995 (3).

          (d)  (1)    Investment Advisory Agreement among Registrant, U.S.
               Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the Money Fund, Government Money Fund, Blended Equity Fund, Small Cap Fund, Long-Term Supply of Energy Fund, Productivity Enhancers Fund, Environmentally-Related Products and Services Fund, Aging of America Fund, Communication and Entertainment Fund, Value and Restructuring Fund, Global Competitors Fund, Latin America Fund, Pacific/Asia Fund, Pan European Fund, Short-Term Government Securities Fund and Intermediate-Term Managed Income Fund (2).

               (2) Amendment No. 1 dated July 25, 1997 to the Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 (adding the Large Cap Growth and Real Estate Funds) (3).

               (3) Amendment No. 2 dated November 14, 1997 to the Investment Advisory Agreement among Registrant, U.S.

               Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 (adding the Emerging Markets Fund)
               (4).

               (4) Form of Amendment No. 3 to the Investment Advisory Agreement among Registrant, U.S. Trust Company and United States Trust Company of New York (to become effective on the date of commencement of operations of the Technology Fund) (9).

               (5) Form of Investment Advisory Agreement among Registrant (on behalf of the Technology Fund), U.S. Trust Company and United States Trust Company of New York (to become effective on the date of merger of The Charles Schwab Corporation with U.S. Trust Corporation (parent company of the investment adviser)) (10).

               (6) Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the Managed Income Fund
               (2).

               (7) Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the Income and Growth Fund (2).

               (8) Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the International Fund
               (2).

               (9) Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the Treasury Money Fund
               (2).

          (e) (1) Amended and Restated Distribution Contract dated July 31, 1998 between the Registrant and Edgewood Services, Inc.
               (5).

               (2) Form of Exhibit A to the Amended and Restated
               Distribution Contract (adding the Technology Fund) (9).

          (f)  None.

          (g) (1) Custody Agreement between the Registrant and The Chase Manhattan Bank dated September 1, 1995 (as amended and restated on August 1, 1997) (3).

               (2) Amendment No. 1 dated May 22, 1998 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1,
               1997) between the Registrant and The Chase Manhattan Bank (5).

               (3) Amendment No. 2 dated May 22, 1998 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997, between the Registrant and The Chase Manhattan Bank (5).

               (4) Amendment No. 3 dated July 31, 1998 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1,
               1997) between the Registrant and The Chase Manhattan Bank (5).

               (5) Amended Exhibit A dated November 28, 1997 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997) (4).

               (6) Form of Amended Exhibit A to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997) (adding the Technology Fund) (9).

          (h) (1) Amended and Restated Administration Agreement dated July 31, 1998 among the Registrant, Chase Global Funds Services Company, Federated Administrative Services and U.S. Trust Company of Connecticut (5).

               (2) Form of Exhibit A to the Amended and Restated Administration Agreement dated July 31, 1998 among the Registrant, Chase Global Funds Services Company, Federated Administrative Services and U.S. Trust Company (adding the Technology Fund) (9).

               (3) Form of Exhibit B to the Amended and Restated Administration Agreement dated July 31, 1998 among the Registrant, Chase Global Funds Services Company, Federated Administrative Services and U.S. Trust Company (adding the Technology Fund) (9).

               (4) Amended and Restated Mutual Funds Transfer Agency Agreement dated as of July 31, 1998 between the Registrant and United States Trust Company of New York (5).

                         (5) Letter Agreement dated September 11, 1997 with respect to the Mutual Funds Transfer Agency Agreement dated September 1, 1995 (4).

                         (6) Letter Agreement dated November 14, 1997 with respect to the Mutual Funds Transfer Agency Agreement dated September 1, 1995 (4).

                         (7) Form of Letter Agreement with respect to the Amended and Restated Mutual Funds Transfer Agency Agreement dated July 31, 1998 (9).

                         (8) Amended and Restated Mutual Funds Sub-Transfer Agency Agreement dated as of July 31, 1998 between United States Trust Company of New York and Chase Global Funds Services Company (5).

                         (9) Letter Agreement dated September 11, 1997 with respect to the Mutual Funds Sub-Transfer Agency Agreement dated September 1, 1995 (4).

                         (10) Letter Agreement dated November 14, 1997 with respect to the Mutual Funds Sub-Transfer Agency Agreement dated September 1, 1995 (4).

                         (11) Form of Letter Agreement with respect to the Mutual Funds Sub-Transfer Agency Agreement dated July 31, 1998 (9).

                         (12) Amended and Restated Administrative Services Plan and Related Form of Shareholder Servicing Agreement
                         (3).

                         (13) Administrative Services Plan and Related Form of Servicing Agreement with Respect to the Institutional Shares of the Money Fund (7).

                         (14) Administrative Services Plan and Related Form of Servicing Agreement with Respect to the Advisor Shares

                    Class of the Value and Restructuring, Large Cap Growth, Blended Equity and Intermediate-Term Managed Income Funds
                    (8).


                    (15) Revised Appendix A to the Shareholder Servicing
                         Agreement (adding the Technology Fund) (9).

                    (16) Form of Waiver and Reimbursement Agreement among
                         Registrant, United States Trust Company of New York and U.S. Trust Company (8).

                    (17) Credit Agreement dated December 27, 1999 by and among
                         Registrant, Excelsior Tax-Exempt Funds, Inc., Excelsior Institutional Trust, The Chase Manhattan Bank and the other lenders thereunder (8).

               (i)  Opinion of counsel (9).


               (j)  (1)  Consent of Counsel (included in Exhibit (i)).

               (j)  (2)  None.

               (k)  None.

               (l) (1) Purchase Agreement between Registrant and Shearson Lehman Brothers Inc. dated February 6, 1985 (4).

                    (2) Purchase Agreement between Registrant and UST Distributors, Inc. dated December 29, 1992 (4).

                    (3) Purchase Agreement between Registrant and Edgewood Services, Inc. dated November 17, 1995 (1).

                    (4) Purchase Agreement between Registrant and Edgewood Services, Inc. dated September 25, 1997 (3).

                    (5) Purchase Agreement between Registrant and Edgewood Services, Inc. dated December 30, 1997 (4).

                    (6) Form of Purchase Agreement between Registrant and Edgewood Services, Inc. (8)

                    (7) Form of Purchase Agreement between Registrant and Edgewood Services, Inc. (9).

               (m) Distribution Plan and Related Form of Distribution Agreement relating to Advisor Shares of the Value and Restructuring, Blended Equity, Large Cap Growth and Intermediate-Term Managed Income Funds (8).

               (n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System (8).

               (p)  Code of Ethics of Registrant (8).

Notes:
-----

 (1) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed July 31, 1996.

 (2) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A filed July 31, 1997.

 (3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A filed October 8, 1997.

 (4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed March 13, 1998.

 (5) Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed April 5, 1999.

 (6) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A filed May 28, 1999.

 (7) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A filed July 29, 1999.

 (8) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A filed January 4, 2000.

 (9) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A filed February 8, 2000.

(10)  Filed herewith.

Item 24.  Persons Controlled By or Under
          Common Control with Registrant
          ------------------------------

          Registrant is controlled by its Board of Directors.


Item 25.  Indemnification
          ---------------

          Article VII, Section 3 of Registrant's Articles of Incorporation, incorporated herein by reference to Exhibit (a)(1) hereto, and Article VI,
Section 2 of Registrant's Amended and Restated Bylaws, incorporated herein by reference to Exhibit (b)(1) hereto, provide for the indemnification of Registrant's directors and officers. Indemnification of Registrant's principal underwriter, custodian, transfer agent and co-administrators is provided for, respectively, in Section 1.11 of the Amended and Restated Distribution Contract incorporated herein by reference to Exhibit (e) hereto, Section 12 of the Custody Agreement incorporated herein by reference to Exhibit (g)(1) hereto,
Section 7 of the Amended and Restated Mutual Funds Transfer Agency Agreement incorporated herein by reference to Exhibit (h)(2) hereto, and Section 6 of the Amended and Restated Administration Agreement incorporated herein by reference to Exhibit (h)(1) hereto. Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or arising under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue .


Item 26.  Business and Other Connections of the Investment Adviser
          --------------------------------------------------------

          (a)  U.S. Trust Company:

          U.S. Trust Company ("U.S. Trust") is a Connecticut state bank and trust company located in Stamford, Connecticut. Set forth below are the names and principal businesses of the directors and certain senior executive officers of U.S. Trust CT, including those who are engaged in any other business, profession, vocation or employment of a substantial nature.

Position
with U.S.                                 Principal           Type of
Trust CT       Name                       Occupation          Business
--------       ----                       ----------          --------
Director       John N. Irwin              Lawyer
               1133 Avenue of the
                Americas
               New York, NY 10036

Director       June Noble Larkin         Foundation           Not-for-Profit
               Edward John Noble         Director             Organization
                Foundation, Inc.
               32 East 57th Street
               New York, NY 10022

Director       Tucker H. Warner          Co-Founder,          Consulting Firm
               The Nutmeg Financial      Partner &
                Group, LLC               Director
               1157 Highland Avenue
               West Cheshire, CT 06903

Director       Thomas C. Clark           Managing Director,   Asset Management,
               United States Trust       United States Trust  Investment and
                Company of New York      Company of New York  Fiduciary Services
               11 West 54th Street
               New York, NY 10019

Director       Maribeth S. Rahe          Vice Chairman,       Asset Management,
               United States Trust       United States Trust  Investment and
                Company of New York      Company of New York  Fiduciary Services
               114 West 47th Street
               New York, NY 10036

Director       Frederick B. Taylor       Vice Chairman,       Asset Management,
               United States Trust       United States Trust  Investment and
                Company of New York      Company of New York  Fiduciary Services
               114 West 47th Street
               New York, NY 10036

Director       Kenneth G. Walsh          Executive Vice       Asset Management,
               United States Trust       President,           Investment and
                Company of New York      United States        Fiduciary Services
               114 West 47th Street      Trust Company of
               New York, NY 10036        New York

Position
with U.S.                                Principal            Type of
Trust CT       Name                      Occupation           Business
--------       ----                      ----------           --------
Director       William V. Ferdinad       Managing Director    Asset Management
Managing       U.S. Trust Company        CIO                  Fiduciary Services
Director &     225 High Ridge Road                            & Private Banking
CIO            Stamford, CT 06905

Director,      W. Michael Funck          President & CEO      Asset Management,
President &    U.S. Trust Company                             Fiduciary Services
CEO            225 High Ridge Road                            & Private Banking
               Stamford, CT 06905

Vice Presi-    Neil M. McDonnell         Vice President &     Asset Management,
dent &         U.S. Trust Company        Treasurer            Fiduciary Services
Treasurer      225 High Ridge Road                            & Private Banking
               Stamford, CT 06905

Vice Presi-    Alberto Rodriguez         Vice President &     Asset Management,
dent &         U.S. Trust Company        Secretary            Fiduciary Services
Secretary      225 High Ridge Road                            & Private Banking
               Stamford, CT 06905

          (b) United States Trust Company of New York:

          United States Trust Company of New York ("U.S. Trust NY") is a full-service state-chartered bank located in New York, New York. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust NY, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.


Position
with U.S.        Principal                  Type of
Trust NY         Name                       Occupation                 Business
-------          ---------------------      ----------                 --------
Director         Eleanor Baum               Dean of School             Academic
                 The Cooper Union for       of Engineering
                  the Advancement
                  of Science & Art
                 4 Arleigh Road
                 Great Neck, NY 11021

Director         Samuel C. Butler           Partner in Cravath,        Law Firm
                 Cravath, Swaine            Swaine & Moore
                  & Moore
                 Worldwide Plaza
                 825 Eighth Avenue
                 New York, NY 10019

Director         Peter O. Crisp             Retired Chairman of        Venture
                 103 Horseshoe Road         Venrock, Inc.              Capital
                 Mill Neck, NY 11765                                   Retired

Director         Antonia M. Grumbach        Partner in Patter-         Law Firm
                 Patterson, Belknap,        son, Belknap, Webb
                  Webb & Tyler LLP          & Tyler
                 1133 Avenue of the
                  Americas
                 New York, NY 10036

Director,        H. Marshall Schwarz        Chairman of the            Asset Management,
Chairman         United States Trust        Board & Chief Exe-         Investment and
of the Board      Company of New York       cutive Officer of          Fiduciary Services
and Chief        114 West 47th Street       U.S. Trust Corp. and
Executive        New York, NY 10036         U.S. Trust Company of
Officer                                     New York

Position
with U.S.                                   Principal                  Type of
Trust NY         Name                       Occupation                 Business
-------          ---------------------      ----------                 --------
Director         Philippe de Montebello     Director of the            Art Museum
                 The Metropolitan Museum                               Metropolitan
                  of Art                    Museum of Art
                 1000 Fifth Avenue
                 New York, NY  10028-0198

Director         John H. Stookey            Chairman of                Petrochemicals and
                 Box 455                    Suburban Propane Pts.      Propane
                 Sheffield, MA  01257

Director         Robert N. Wilson           Vice Chairman of           Health Care
                 Johnson & Johnson          the Board of Johnson       Products
                 One Johnson &              & Johnson
                  Johnson Plaza
                 New Brunswick, NJ  08933

Director         Peter L. Malkin            Chairman of                Law Firm
                 Wein & Malkin LLP          Wein & Malkin LLP
                 Lincoln Building
                 60 East 42nd Street
                 New York, NY  10165

Director         David A. Olsen             Retired Chairman of        Risk & Insurance
                 1120 Park Avenue           Johnson & Higgins          Services
                 New York, NY  10128

Director         Ruth A. Wooden             President,                 Not for Profit
                 60 Gramercy Park North     National Parenting
                  Apt. 2H                   Association
                 New York, NY  10010

Executive        Paul K. Napoli             Executive                  Asset Management,
Vice             United States Trust        Vice President of          Investment and
President         Company of New York       U.S. Trust Corporation     Fiduciary Services;
                 114 West 47th Street       and United States Trust    Private Banking
                 New York, NY  10036        Company of New York

Position
with U.S.                                            Principal                       Type of
Trust NY             Name                            Occupation                      Business
--------             ----                            ----------                      --------
Director and         Maribeth S. Rahe                Vice Chairman                   Asset Management,
Vice Chair-          United States Trust             of U.S. Trust Corporation       Investment and
man                  Company of New York             and United States Trust         Fiduciary Services
                     114 West 47th Street            Company of New York
                     New York, NY  10036

Director,            Frederick B. Taylor             Vice Chairman and               Asset Management,
Vice Chair-          United States Trust             Chief Investment Of-            Investment and
man and              Company of New York             ficer of U.S. Trust             Fiduciary Services
Chief Invest-        114 West 47th Street            Corporation and United
ment Officer         New York, NY  10036             States Trust Company
                                                     of New York

Director,            Jeffrey S. Maurer               President and                   Asset Management,
President,           United States Trust             Chief Operating                 Investment and
and Chief            Company of New York             Officer of U.S. Trust           Fiduciary Services
Operating            114 West 47th Street            Corporation and United
Officer              New York, NY  10036             States Trust Company of
                                                     New York

Executive            John L. Kirby                   Executive                       Asset Management,
Vice                 United States Trust             Vice President;                 Investment and
President            Company of New York             Chief Financial                 Fiduciary Services
                     114 West 47th Street            Officer of U.S. Trust
                     New York, NY  10030             Corporation and United
                                                     States Trust Company of
                                                     New York

Executive            Kenneth G. Walsh                Executive                       Asset Management,
Vice                 United States Trust             Vice President of               Investment and
President            Company of New York             U.S. Trust Corporation          Fiduciary Services
                     114 West 47th Street            and United States Trust
                     New York, NY  10030             Company of New York

Director             Philip L. Smith                 Corporate Director and
                     P.O. Box 386                    Trustee
                     Ponte Verde Beach, FL  32004

Position
with U.S.                                            Principal                       Type of
Trust NY             Name                            Occupation                      Business
--------             ----                            ----------                      --------
Director             Robert E. Denham                Partner in Munger, Tolles       Law Firm
                     Munger, Tolles &                & Olson
                     Olson LLP
                     355 South Grand Avenue
                     35/th/ Floor
                     Los Angeles, CA  90071-1560

Director             Carl H. Pforzheimer, III        Managing Partner in             Broker-Dealer,
                     Carl H. Pforzheimer & Co.       Carl H. Pforzheimer &           investment
                     650 Madison Avenue              Co.                             advisor
                     23/rd/ Floor
                     New York, NY  10022

Executive            John M. Deignan                 Executive                       Investment
Vice                 United States Trust             Vice President                  Management and
President            Company of New York                                             Fiduciary Services;
                     114 West 47th Street                                            Private Banking
                     New York, NY  10030

(b)  Names and Principal                           Positions and Offices with              Offices with
     Business Addresses                            the Distributor                          Registrant
     ------------------                            ---------------------                    ----------
     Lawrence Caracciolo                           Director and President,                       --
     5800 Corporate Drive                          Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Arthur L. Cherry                              Director,                                     --
     5800 Corporate Drive                          Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     J. Christopher Donahue                        Director,                                     --
     5800 Corporate Drive                          Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Thomas P. Sholes                              Vice President,                               --
     5800 Corporate Drive                          Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Ernest L. Linane                              Vice President,                               --
     5800 Corporate Drive                          Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Christine T. Johnson                          Vice President,                               --
     5800 Corporate Drive                          Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Dennis McAuley, III                           Assistant Treasurer,                          --
     5800 Corporate Drive                          Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Thomas R. Donahue                             Treasurer,                                    --
     5800 Corporate Drive                          Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Robert M. Rossi                               Assistant Vice President,                     --
     5800 Corporate Drive                          Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Timothy S. Johnson                            Secretary,
     5800 Corporate Drive                          Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

(b)  Names and Principal                           Positions and Offices with              Offices with
     Business Addresses                            the Distributor                          Registrant
     ------------------                            ---------------                          ----------
     Victor R. Siclari                             Assistant Secretary,
     5800 Corporate Drive                          Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002


(c)  Not Applicable.

Item 28.  Location of Accounts and Records
          --------------------------------

          1. United States Trust Company of New York, 114 W. 47th Street, New York, NY 10036 (records relating to its functions as investment adviser and transfer agent).

          2. U.S. Trust Company, 225 High Ridge Road, East Building, Stamford, Connecticut 06905 (records relating to its function as investment adviser and co-administrator).

          3. Edgewood Services, Inc., Clearing Operations, 5800 Corporate Drive, Pittsburgh, PA 15237-5829 (records relating to its function as distributor).

          4. Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913 (records relating to its function as co-administrator and sub-transfer agent).

          5. Federated Administrative Services, Federated Investors Tower, Pittsburgh, PA 15222-3799 (records relating to its function as co-administrator).

          6. The Chase Manhattan Bank, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245 (records relating to its function as custodian).

          7. Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant's Articles of Incorporation, Bylaws, and Minute Books).


Item 29.  Management Services
          -------------------

          Not Applicable.


Item 30.  Undertakings
          ------------

          Not Applicable.

                                  SIGNATURES
                                  ----------


          Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, Excelsior Funds, Inc. certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement Post-Effective Amendment No. 37 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and the State of Pennsylvania on the 29th day of March, 2000.
                                    EXCELSIOR FUNDS, INC.
                                    Registrant

                                    * Frederick S. Wonham
                                    --------------------------------------------
                                    Frederick S. Wonham, President and Treasurer
                                    (Signature and Title)

          Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 37 to Excelsior Funds, Inc.'s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.


Signature                     Title                      Date
---------                     -----                      ----


* Frederick S. Wonham         Chairman of the Board,     March 29, 2000
-----------------------       President and Treasurer
Frederick S. Wonham


* Joseph H. Dugan             Director                   March 29, 2000
-----------------
Joseph H. Dugan


* Donald L. Campbell          Director                   March 29, 2000
--------------------
Donald L. Campbell


* Wolfe J. Frankl             Director                   March 29, 2000
-----------------
Wolfe J. Frankl


* Robert A. Robinson          Director                   March 29, 2000
--------------------
Robert A. Robinson


* Alfred Tannachion           Director                   March 29, 2000
-------------------
Alfred Tannachion


* Jonathan Piel               Director                   March 29, 2000
---------------
Jonathan Piel


*Rodman L. Drake              Director                   March 29, 2000
----------------
Rodman L. Drake



*By: /s/ W. Bruce McConnel, III
     --------------------------
     W. Bruce McConnel, III, Attorney-in-Fact

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated: May 21, 1999                /s/ Alfred C. Tannachion
                                   ------------------------
                                   Alfred C. Tannachion

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.


Dated: May 21, 1999                     /s/ Donald L. Campbell
                                        ----------------------
                                        Donald L. Campbell

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.


Dated: May 21, 1999                     /s/ Joseph H. Dugan
                                        -------------------
                                        Joseph H. Dugan

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 21, 1999                     /s/ Robert A. Robinson
                                        ----------------------
                                        Robert A. Robinson

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 21, 1999                     /s/ Wolfe J. Frankl
                                        -------------------
                                        Wolfe J. Frankl

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints
W. Bruce McConnel, III his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated: May 21, 1999                     /s/ Frederick S. Wonham
                                        ------------------------
                                        Frederick S. Wonham

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 21, 1999                     /s/ Rodman L. Drake
                                        -------------------
                                        Rodman L. Drake

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 21, 1999                     /s/ Jonathan Piel
                                        -----------------
                                        Jonathan Piel

                             EXCELSIOR FUNDS, INC.

                           Certificate of Secretary


     The following resolution was duly adopted by the Board of Directors of Excelsior Funds, Inc. on November 19, 1999 and remains in effect on the date hereof:


          FURTHER RESOLVED, that the directors and officers of Excelsior Funds, Inc. who may be required to execute such Registration Statement on Form N-1A (and any amendments thereto), and each of them, hereby appoint Frederick S. Wonham and W. Bruce McConnel, III, and each of them, their true and lawful attorney, or attorneys, to execute in their name, place and stead, in their capacity as director or officer, or both, of Excelsior Funds, Inc., the Registration Statement on Form N-1A, any amendments thereto, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC, and either of said attorneys shall have power to act with or without the other of said attorneys and shall have full power of substitution and re-substitution; and either of said attorneys shall have full power and authority to do and perform in the name and on behalf of each of said directors or officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said directors or officers, or any or all of them, being hereby ratified and approved; and

          FURTHER RESOLVED, that such Post-Effective Amendment shall be in such form as the officer or officers executing the same, on the advice of counsel to Excelsior Funds, Inc., may approve as necessary or desirable, such approval to be conclusively evidenced by his, her or their execution thereof.

                              EXCELSIOR FUNDS, INC.


                              By: /s/ W. Bruce McConnel, III
                                  --------------------------
                                  W. Bruce McConnel, III
                                  Secretary

Dated: March 29, 2000

                                 EXHIBIT INDEX


Exhibit No.         Description
-----------         -----------

(d)(5) Form of Investment Advsiory Agreement among Registrant (on behalf of the Technology Fund), U.S. Trust Company and United States Trust Company of New York (to become effective on the date of merger of The Charles Schwab Corporation with U.S Trust Corporation (parent company of the investment adviser)).